Condensed Financial Information of Company Cash Flow Statements (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Proceeds from issuance of ordinary shares to Aegis, issuance cost	$ (853)	$ 350
Charm Communications Inc.
Condensed Financial Statements, Captions [Line Items]
Proceeds from issuance of ordinary shares to Aegis, issuance cost		$ 350